Stock options (Options Were Granted Based On The Black Scholes Option Pricing Model) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Expected dividend	0.00%	0.00%
Expected life	7 years	7 years
Maximum [Member]
Risk-free interest rate	2.28%	1.73%
Expected volatility	140.00%	175.00%
Minimum [Member]
Risk-free interest rate	1.97%	1.10%
Expected volatility	136.00%	144.00%